Income Taxes	12 Months Ended
Mar. 31, 2020
Income Taxes [Abstract]
Income Taxes
Income Taxes
Income Tax Expenses (Benefit)
The composition of income tax expense (benefit) is as follows:

	JPY (millions) For the Year Ended March 31
	2018	2019	2020
Current tax expenses	¥37,758	¥61,606	¥238,856
Deferred tax expenses (benefits)	(7,261)	(69,074)	(343,900)
Total	¥30,497	¥(7,468)	¥(105,044)

Current tax expenses include the benefits arising from previously unrecognized tax losses, tax credits and temporary differences of prior periods. These effects decreased current tax expenses by 8,005 million JPY, 10,875 million JPY and 4,667 million JPY for the years ended March 31, 2018, 2019 and 2020, respectively.
Deferred tax expenses include the benefits arising from previously unrecognized tax losses, tax credits and temporary differences of prior periods. These effects decreased deferred tax expenses by 2,998 million JPY, 6,975 million JPY and 62,015 million JPY for the years ended March 31, 2018, 2019 and 2020, respectively.
Takeda is mainly subject to income taxes, inhabitant tax, and deductible enterprise tax in Japan. The statutory tax rate calculated based on these taxes for the years ended March 31, 2018, 2019 and 2020 were 30.8%, 30.6% and 30.6% respectively. The tax law changed during the years ended March 31, 2018 and 2019, which resulted in the reduction in the statutory tax rate for Takeda.
The following is a reconciliation from Takeda’s domestic (Japanese) statutory tax rate to the effective tax rate for the year ended March 31:

	Percentage
	2018	2019	2020
Takeda’s domestic (Japanese) statutory tax rate (1)	30.8	30.6	30.6
Non-deductible expenses for tax purposes (2)	2.6	17.3	(42.9)
Changes in unrecognized deferred tax assets and deferred tax liabilities (3)	(0.6)	(45.8)	207.5
Tax credits (4)	(4.7)	(10.0)	57.8
Differences in applicable tax rates of overseas subsidiaries (5)	(5.4)	3.7	(117.7)
Changes in tax effects of undistributed profit of overseas subsidiaries	0.1	5.9	(3.9)
Effect of changes in applicable tax rates and tax law (6)	(12.6)	1.4	156.3
Tax contingencies (7)	2.7	(7.5)	(28.2)
Non-deductible impairment of goodwill	—	—	(9.1)
Changes in fair value of contingent consideration	1.7	(1.5)	2.0
Effect of prior year items	0.3	(0.5)	5.8
Entity reorganizations (8)	—	—	(96.8)
Other	(0.9)	0.5	11.5
Effective tax rate	14.0	(5.9)	172.9

(1) For the years ended March 31, 2018 and 2019, positive figures represent tax expenses while negative figures represent tax benefits because Takeda recognized a pre-tax income. For the year ended March 31, 2020, positive figures represent tax benefits while negative figures represent tax expenses because Takeda recognized a pre-tax loss.

(2)17.3% and (42.9)% impacts for the years ended March 31, 2019 and 2020, respectively, include the impact from intra territory eliminations, the pre-tax effect of which has been eliminated in arriving at Takeda’s consolidated income from continuing operations before income taxes. 17.3% for the year ended March 31, 2019 also includes non-deductible transaction costs related to the Shire acquisition.
(3)(45.8)% and 207.5% impacts for the year ended March 31, 2019 and 2020, respectively, are primarily driven by capital tax losses related to restructuring of subsidiaries. 207.5% impact for the year ended March 31, 2020 also includes deferred tax benefit from the reversal of write down of carried forward net operating losses.
(4) 57.8% impact for the year ended March 31, 2020 includes 17.1% impact from enhanced credit claims related to prior fiscal years.
(5) 3.7% and (117.7)% impacts for the year ended March 31, 2019 and 2020, respectively, are primarily driven by a unitary tax on overseas subsidiaries.
(6) 156.3% impact for the year ended March 31, 2020 primarily relates to the deferred tax benefit from Swiss Tax Reform enactment.
(7) (7.5)% impact for the year ended March 31, 2019 primarily relates to the tax benefit driven by favorable audit settlements.
(8) (96.8)% impact for the year ended March 31, 2020 primarily relates to deferred tax expenses arising from the change in tax jurisdictions as a result of re-alignment of intangible assets with business operations and tax costs incurred in legal entity reorganizations.

In the U.S., the Tax Cuts and Jobs Act (“U.S. Tax Reform”) was enacted on December 22, 2017. The federal corporate tax rate was reduced from 35% to 21% beginning January 1, 2018 under the new tax law. As a consequence of U.S. Tax Reform enactment, Takeda recognized tax benefits of 27,516 million JPY during the year ended March 31, 2018, primarily from the revaluation of net deferred tax liabilities at lower future tax rates and the improved recoverability of deferred tax attributes resulting from U.S. Tax Reform enacted federal law changes (in Effect of changes in applicable tax rates and tax law).

As a result of the Federal Act on Tax Reform and AHV Financing (“TRAF”, also known as the “Swiss Tax Reform”) approved by public referendum nationally on May 19, 2019 and in the canton of Zurich on September 1, 2019, Takeda recognized a net asset tax basis step-up related to the estimated value of one of the Takeda’s Swiss subsidiary’s assets that is amortizable as a tax deduction to partially offset future taxable earnings generated by the subsidiary over tax years 2020 through 2029. The net asset tax basis step-up resulted in a deferred tax benefit of 102,499 million JPY for the year ended March 31, 2020. In addition to the recognition of the deferred tax asset related to the net asset tax basis step-up, Takeda also recorded a net deferred tax expense of 7,888 million JPY relating to the remeasurement of other Swiss deferred tax assets and liabilities for the change in the Federal and cantonal tax rates. As a result of Swiss Tax Reform enactment, Takeda recognized a net tax benefit of 94,611 million JPY during the year ended March 31, 2020 (in Effect of changes in applicable tax rates and tax law).
The decrease in Takeda’s effective tax rate from 14.0% to (5.9)% between the years ended March 31, 2018 and 2019 was primarily due to a one-time tax benefit from restructuring of subsidiaries, in changes in unrecognized deferred tax assets and deferred tax liabilities and favorable audit settlements, in tax contingencies, partially offset by an increase in non-deductible expenses for tax purposes and differences in applicable tax rates of overseas subsidiaries and the impact of U.S. Tax Reform, in effect of changes in applicable tax rates and tax law during the prior year that did not occur in the current year.
The increase in Takeda’s effective tax rate was changed from (5.9)% of tax benefit to 172.9% of tax benefit between the years ended March 31, 2019 and 2020 was primarily due to a non-cash deferred tax benefit as a result of enactment of tax reform in Switzerland in the current fiscal year in effect of changes in applicable tax rates and tax law. The higher income tax benefit in the year ended March 31, 2020 was also due to recognition of deferred tax assets for accumulated net operating loss in changes in unrecognized deferred tax assets and deferred tax liabilities. These favorable changes were partially offset by higher tax provisions for uncertain tax positions in tax contingencies and tax impacts of restructuring.
Deferred Taxes
Deferred tax assets and liabilities reported in the consolidated statements of financial position are as follows:

	JPY (millions) As of March 31
	2019	2020
Deferred tax assets	¥88,991	¥308,102
Deferred tax liabilities	(721,456)	(710,147)
Net deferred tax liabilities	¥(632,465)	¥(402,045)

During the year ended March 31, 2020, Takeda completed the purchase price allocation to the assets acquired and liabilities assumed as part of the Shire acquisition. As a result, deferred tax liabilities of 867,061 million JPY recognized for the Shire acquisition on a provisional basis was retrospectively adjusted to 721,456 million JPY. See Note 31 for further detail of completed purchase price allocation.
The major items and changes in deferred tax assets and liabilities are as follows:

	JPY (millions)
	As of April 1, 2018	Recognized in profit or (loss)	Recognized in other comprehensive income	Acquisitions through business combinations	Other(1)	As of March 31, 2019
Research and development expenses	¥18,363	¥(5,512)	¥—	¥16,355	¥650	¥29,856
Inventories	31,909	18,504	—	(26,261)	(5,965)	18,187
Property, plant and equipment	(33,029)	4,514	—	(58,523)	(3,288)	(90,326)
Intangible assets	(168,958)	41,675	—	(675,435)	(9,727)	(812,445)
Available-for-sale financial assets	(24,078)	—	—	—	24,078	—
Financial assets measured at FVTOCI	—	—	(1,202)	15	(28,095)	(29,282)
Accrued expenses and provisions	68,333	(3,528)	—	32,694	1,957	99,456
Defined benefit plans	2,378	422	3,241	9,959	448	16,448
Deferred income	17,768	283	—	(48)	(520)	17,483
Unused tax losses	47,687	30,418	—	49,060	(3,467)	123,698
Tax credits	36,421	(335)	—	38,571	(979)	73,678
Investments in subsidiaries and associates	(28,610)	(20,353)	—	(23,361)	(1,211)	(73,535)
Other	6,071	2,986	720	(13,796)	(1,664)	(5,683)
Total	¥(25,745)	¥69,074	¥2,759	¥(650,770)	¥(27,783)	¥(632,465)

	JPY (millions)
	As of April 1, 2019	Recognized in profit or (loss)	Recognized in other comprehensive income	Other(1)	As of March 31, 2020
Research and development expenses	¥29,856	¥1,403	¥—	¥1,916	¥33,175
Inventories	18,187	31,156	—	(6,786)	42,557
Property, plant and equipment	(90,326)	12,857	—	(5,058)	(82,527)
Intangible assets	(812,445)	234,184	—	(121,589)	(699,850)
Financial assets measured at FVTOCI	(29,282)	(1,754)	3,210	8,409	(19,417)
Accrued expenses and provisions	99,456	29,056	—	7,408	135,920
Defined benefit plans	16,448	1,679	749	4,208	23,084
Deferred income	17,483	(2,862)	—	92	14,713
Unused tax losses	123,698	(8,892)	—	10,085	124,891
Tax credits	73,678	10,413	—	(1,967)	82,124
Investments in subsidiaries and associates	(73,535)	8,979	—	1,697	(62,859)
Other	(5,683)	27,681	11,694	(27,548)	6,144
Total	¥(632,465)	¥343,900	¥15,653	¥(129,133)	¥(402,045)
(1) Other consists primarily of foreign currency translation differences, reclassification of deferred tax assets and liabilities classified as held for sale and the tax effect of items recorded directly to equity. The aggregate amount of deferred tax related to items recorded directly to equity caused a reduction in equity of 1,992 million JPY and nil for the years ended March 31, 2019 and 2020, respectively.
Takeda considers the probability that a portion or all of the future deductible temporary differences, unused tax losses, or unused tax credits can be utilized against future taxable profits upon recognition of deferred tax assets. In assessing the recoverability of deferred tax assets, Takeda considers the scheduled reversal of taxable temporary differences, projected future taxable profits, and tax planning strategies.
Based on the level of historical taxable profits and projected future taxable profits during the periods in which the temporary differences become deductible, Takeda determined that it is probable that the tax benefits can be utilized.
The unused tax losses, deductible temporary differences, and unused tax credits for which deferred tax assets were not recognized are as follows:

	JPY (millions) As of March 31
	2019	2020
Unused tax losses	¥843,923	¥1,580,235
Deductible temporary differences	45,135	333,336
Unused tax credits	6,054	9,278
The unused tax losses and unused tax credits for which deferred tax assets were not recognized will expire as follows:

	JPY (millions) As of March 31
Unused tax losses	2019	2020
1st year	¥—	¥—
2nd year	1	—
3rd year	22,690	40
4th year	163	23,454
5th year	615	753
After 5th year	748,917	1,522,251
Indefinite	71,537	33,737
Total	¥843,923	¥1,580,235

	JPY (millions) As of March 31
Unused tax credits	2019	2020
Less than 5 years	¥1,200	¥2,606
5 years or more	4,460	6,394
Indefinite	394	278
Total	¥6,054	¥9,278

The aggregate amounts of temporary differences associated with investments in subsidiaries for which deferred tax assets were not recognized were 1,728,537 million JPY and 1,638,847 million JPY as of March 31, 2019 and 2020, respectively.
The aggregate amounts of temporary differences associated with investments in subsidiaries for which deferred tax liabilities were not recognized were 2,488,999 million JPY and 3,496,081 million JPY as of March 31, 2019 and 2020, respectively.